Note 6 - Equity (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2022 shares	Jun. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 04, 2018 USD ($)
Preferred Stock, Shares Issued, Total (in shares) | shares					0		0	0
Proceeds from Issuance of Common Stock | $					$ 211	$ 0	$ 0	$ 74,684
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grants in Period, Aggregate Fair Value | $							1,100	$ 1,700
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $							$ 1,500
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					4 years
The 2015 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares) | shares	2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares) | shares	3,750,001						752,296
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)							10 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $							$ 2,500
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							2 years 4 months 24 days
Share-Based Payment Arrangement, Option [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							4 years
Share-Based Payment Arrangement, Option [Member] | Director [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							1 year
Share-Based Payment Arrangement, Option [Member] | Director [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)							4 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $							$ 1,100
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							2 years 9 months 18 days
Share Based Compensation Arrangement by Share Based Payment Award, Number of Installment Periods		4			4		4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares		150,000			979,376		452,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares		$ 3.73			$ 0.6		$ 1.49
The 2021 ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares							0	0
At Market Issuance Sales Agreement, Maximum Aggregate Offering Price | $		$ 50,000
Underwritten Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			14,273,684
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 4.75
Proceeds from Issuance of Common Stock | $			$ 78,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			2,141,052
Lincoln Park Transaction [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					225,568
Proceeds from Issuance of Common Stock | $					$ 200
Purchase Agreement, Common Stock, Maximum Aggregate Commitment | $									$ 20,000
Stock Issued During Period, Shares, Commitment Consideration (in shares) | shares		107,788
Purchase Agreement, Maximum Aggregate Commitment, Number of Additional Shares Issued (in shares) | shares		53,893
Stock Issued During Period, Value, Additional Commitment Shares | $		$ 400
The 2020 ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				468,684
Proceeds from Issuance of Common Stock | $				$ 2,900